Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
12.	Income Taxes

The components of income before income taxes are as follows:

Year ended December 31,	2009	2010	2011
PRC, excluding Hong Kong and Macao	$4,629	$25,405	$7,402
Hong Kong, Macao and other jurisdictions	(3,881)	(5,148)	(6,365)

	$748	$20,257	$1,037

The Company’s income is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Cayman Islands law, NTEEP is not subject to profit tax in the Cayman Islands as it has no business operations in the Cayman Islands. However, it may be subject to Hong Kong income taxes as described below if they have income earned in or derived from Hong Kong, if applicable.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5% for the years ended December 31, 2009, 2010 and 2011 to the estimated income earned in or derived from Hong Kong during the respective years, if applicable.

On March 16, 2007, the PRC promulgated the New PRC Tax Law. Under the New Law which became effective from January 1, 2008, inter alia, the tax refund to a foreign Investment Enterprises (“FIEs”) whose foreign investor directly reinvests by way of capital injection its share of profits obtained from that FIE or another FIE owned by the same foreign investor in establishing or expanding an export-oriented or technologically advanced enterprise in the PRC for a minimum period of five years under the capital reinvestment scheme is removed. In addition, under the New Law, all enterprises (both domestic enterprises and FIEs) will have one uniform tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations of the New Law. The New Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for years ended December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. Moreover, under the New Law, there is no reduction in the tax rate for FIEs such as Namtai Shenzhen, which export 70% or more of the production value of their products with effect from January 1, 2008. As such, the Shenzhen PRC subsidiaries do not have any further benefit since the implementation of the New Law in 2008.

For our subsidiary in Wuxi, China, it is granted a 5-year tax benefit. According to the PRC tax regulation, “Guo Shui Fa (2007) No. 39” issued in 2007, Wuxi Zastron-Flex is entitled to full exemption for the first two years starting 2008 and 50% exemption for the following three years accordingly.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008.

The limitation of the Company’s obligation for the 5% dividend withholding tax to only those dividends paid out of earnings that arose on or after January 1, 2008 is due to guidance issued by the PRC government in February 2008. As such, the Company’s tax provision includes $363, $276 and nil of income tax expense for the 5% dividend withholding tax on the balance of distributable earnings that arose on or after January 1, 2008 within its PRC subsidiaries as of December 31, 2009, 2010 and 2011, respectively.

Uncertainties exist with respect to how the PRC’s current income tax law applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The New Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the New Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this standard to taxpayers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that its legal entities organized outside of the PRC should be treated as residents for the New Law’s purposes. If one or more of the Company’s legal entities organized outside of the PRC were characterized as PRC tax residents, the impact would adversely affect the Company’s results of operation.

The Company has made its assessment of each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Company, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, during the years ended December 31, 2009, 2010 and 2011, there were no interest and penalties related to uncertain tax positions, and the Company had no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. Other than the audit by the Hong Kong tax authorities as described below, the tax positions for the years 2009 to 2011 may be subject to examination by the PRC and Hong Kong tax authorities.

Tax Dispute with Hong Kong Inland Revenue Department

Since the fourth quarter of 2007, several of our inactive subsidiaries have been involved in tax disputes relating to tax years 1996 and later years with the Inland Revenue Department of Hong Kong, or HKIRD, the income tax authority of the Hong Kong Government. These disputes are discussed sequentially below.

(1) NTTC

(a) In October 2007, the HKIRD issued an assessment Determination against Nam Tai Trading Company Limited (“NTTC”), a limited liability company incorporated in Hong Kong and an indirect wholly-owned subsidiary of the Company. This assessment relates to four tax years from 1996/1997 to 1999/2000. The taxes assessed in this proceeding amount to approximately $2,900.

After consulting Hong Kong tax experts, Nam Tai believed that the position of the HKIRD for the years in question was incorrect as a matter of law and accordingly NTTC objected to the HKIRD’s assessment and appealed it to the Hong Kong Board of Review, an independent body established under Hong Kong Inland Revenue Ordinance to hear appeals of HKIRD assessments. In December 2008, the Board of Review dismissed NTTC’s appeal. According to advice from Senior Counsel in Hong Kong, the Court of Appeal in Hong Kong was unlikely to disturb the findings of the Board of Review. Therefore, NTTC decided not to pursue an appeal.

(b) In addition to the assessment Determination of October 2007, in May 2008, the HKIRD issued a writ against NTTC claiming taxes in the amount of approximately $3,000 for the taxable years from 1997/1998 to 2000/2001, partially overlapping the taxes against NTTC assessed by HKIRD in its assessment Determination of October 2007. Nam Tai’s defense was struck out by the District Court in Hong Kong. According to advice from Senior Counsel in Hong Kong, the Court of Appeal was unlikely to disturb the findings of the District Court. Therefore, NTTC decided not to pursue an appeal against the decision of the District Court.

(c) Furthermore, from May to November 2010, the HKIRD issued three separate writs against NTTC claiming taxes and interests on unpaid taxes, in the amount of approximately $900, $1,100 and $120 for the taxable years from 1996/1997 to 2003/2004, from 1996/1997, 1998/1999 and 1999/2000, and from 1996/1997 to 1999/2000, respectively. NTTC did not contest these proceedings, judgments were thus entered against NTTC.

(d) As a result of the proceedings stated in paragraphs (b) – (c) above, the HKIRD petitioned to the High Court of Hong Kong for a winding-up order against NTTC for the overdue judgment sums on June 10, 2011. The petition is fixed to be heard in the High Court of Hong Kong on March 13, 2012. NTTC shall ask for an adjournment of the hearing of the petition pending the determination of the HKIRD on whether to assess additional tax against the former directors of NTTC (see paragraph 5 herein below for details) since such determination is related to the arguments raised in the winding-up proceedings.

(2) NTGM

(a) The HKIRD has also made estimated assessments against Nam Tai Group Management Limited (“NTGM”), another wholly-owned subsidiary of Nam Tai, which has been inactive since 2005. This assessment, which relates to the tax years of 2001 and 2002, is in the amount of approximately $172, including interest allegedly due thereon. On December 17, 2008, the Hong Kong tax authorities issued a Writ of Summons through the District Court in Hong Kong claiming against NTGM the amount of $172 as taxes allegedly due and payable, together with interest, to the Hong Kong tax authorities for the fiscal years 2001 to 2002. NTGM filed its defense on January 29, 2009, but on February 17, 2009, HKIRD filed papers seeking to strike out NTGM’s defense. As NTGM’s defense was similar to the defense of NTTC and Senior Counsel had advised that NTTC’s defense was not arguable before the Court, NTGM accordingly agreed with HKIRD to allow Judgment to be entered against NTGM by consent.

(b) On February 8, 2011, HKIRD issued a writ against NTGM claiming taxes in the amount of approximately $855 for the taxable years 2001/2002 to 2003/2004. NTGM filed a Defense to this action. The hearing of the action took place on September 6, 2011. The judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTGM.

(c) The HKIRD has commenced taxation by filing and serving its bill of costs together with a Notice of Commencement of Taxation both dated December 23, 2011. NTGM did not file any list of objections since it has no funds at hand. The taxing master of the District Court in Hong Kong has directed that the bill of costs filed by the HKIRD be set down for provisional taxation by a Chief Judicial Clerk on March 22, 2012.

(3) NTT

(a) On September 14, 2009, the HKIRD issued a writ against Nam Tai Telecom (Hong Kong) Company Limited (“NTT”), a dormant company of the Company, claiming taxes in the amount of approximately $337 for the taxable year 2002/2003. Judgment has been entered against NTT.

(b) On February 17, 2011, HKIRD issued a writ against NTT claiming taxes in the amount of approximately $34 for the taxable year 2002/2003. NTT filed a Defense to this action. The hearing of this action was heard together with the case of NTGM as discussed in paragraph (2)(b) above on September 6, 2011. Similarly, the judgment was handed down on September 29, 2011 with the Defense being struck out and judgment was thus entered against NTT.

(c) The HKIRD has commenced taxation by filing and serving its bill of costs together with a Notice of Commencement of Taxation both dated December 23, 2011. NTT did not file any list of objections since it has no funds at hand. The taxing master of the District Court in Hong Kong has directed that the bill of costs filed by the HKIRD be set down for provisional taxation by a Chief Judicial Clerk on March 12, 2012.

(4)	Expected Dispositions of Tax Disputes with Inactive or Dormant Subsidiaries

HKIRD has not accepted the explanations that it was necessary for these subsidiaries to perform their individual functions for the whole Nam Tai group and therefore the management fees paid by the Company by contract to support and finance all the necessary overhead expenses of these subsidiaries (not located in Hong Kong) to contribute to the businesses representing the administration and finance departmental functions from Vancouver, Canada for the whole group under the corporate structure at that time were not regarded as necessary expenses by HKIRD.

Since it is believed that it will be difficult for these subsidiaries to continue cooperating with HKIRD in the future, if the Company discontinues financing these subsidiaries, they will be forced to liquidate in due course. As these subsidiaries do not conduct any business and have been inactive or dormant for some time, and have either assets of limited book-value or no assets, Nam Tai believes that there should be no material impact from these proceeding on the Company’s financial condition, liquidity or results of operations. Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

(5)	Notices of Alleged Personal Liability for Additional Taxes Against Former Directors and Officers for Signing NTTC’s Tax Returns

In addition to the legal cases against the inactive or dormant subsidiaries of the Company discussed above, in January 2011, the HKIRD issued two Notices of intention to assess additional taxes separately and personally against two former directors and officers of NTTC in the amounts of approximately $1,540 for the taxable years 1996/1997 and 1999/2000 and $667 for the taxable year 1997/1998. The taxable years involved in the controversy date from 13 to 15 years ago and initial advice received from the Company’s tax advisor is that it is very rare for tax authorities to seek to attach personal liability on directors in this situation.

The former directors and officers to whom the Notices have been directed signed the tax returns for and on behalf of NTTC and the HKIRD has by its Notices sought to hold them personally liable for additional taxes purportedly on the basis that the relevant tax returns of NTTC were incorrect and contained omissions and understatements in violation of the Inland Revenue Ordinance, the governing tax law of Hong Kong.

The Company denies that any of NTTC’s tax return filings were incorrect or contained omissions and understatements in violation of the Inland Revenue Ordinance and believes that no incorrect tax return was ever filed.

The two former directors submitted written representations in opposition to the issuance of the Notices, through their tax advisors, to the HKIRD on February 16, 2011, February 25, 2011, May 13, 2011 and June 30, 2011 respectively. The matter is pending the HKIRD’s further reply. One of these former directors has commenced an action in the High Court of Hong Kong in November 2011 to seek an order from the Court that, inter alia, the Notice be withdrawn by the HKIRD.

At this time, Nam Tai is unable to assess the potential impact of these proceedings on the Company. However, the Company may be required to indemnify and defend this matter for the former directors and officers. If forced to defend, the Company plans to do so vigorously.

Nam Tai maintains directors’ and officers’ liability insurance against certain claims or liabilities that may arise by reason of the status or service of its directors and officers as such. We have informed Nam Tai’s directors’ and officers’ liability insurance carrier of the HKIRD’s Notices of assessment against NTTC’s former directors and they have confirmed that the HKIRD’s Notices constitute a claim under the coverage of the directors’ and officers’ liability insurance policy. Details of the reimbursement of the relevant costs are still in the process of being sorted out.

Accordingly, no provision has been made regarding these assessments in Nam Tai’s consolidated financial statements.

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2009	2010	2011
Current tax	$(2,087)	$(7,828)	$(3,070)
Deferred tax	804	2,577	2,538

	$(1,283)	$(5,251)	$(532)

The Company’s deferred tax assets and liabilities as of December 31, 2010 and 2011 are attributable to the following:

December 31,		2010	2011
Net operating losses		$3,585	$6,199
Obsolete inventories		23	42
Allowance for doubtful accounts		3	2
Property, plant and equipment		5,832	6,438
Pre-operating expenses		272	—

Total deferred tax assets		9,715	12,681
Less: valuation allowance		(916)	(1,344)

Deferred tax assets		8,799	11,337

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries		(1,379)	(1,379)

Net deferred tax asset		$7,420	$9,958

Movement of valuation allowance:
December 31,	2009	2010	2011
At beginning of the year	$1,831	$1,588	$916
Current year (reduction) addition	(276)	(672)	428
Change in tax law	33	—	—

At end of the year	$1,588	$916	$1,344

The valuation allowance as of December 31, 2009, 2010 and 2011 was related to net operating losses carried forward that, in the judgment of management, are more likely than not that the assets will not be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences become deductible.

As of December 31, 2009, 2010 and 2011, the Company had net operating losses of $3,326, $5,549 and $8,147 respectively, which may be carried forward indefinitely. As of December 31, 2011, the Company had net operating losses of $1,341, $10,107 and $20,330, which will expire in the year ending December 31, 2014, 2015 and 2016, respectively.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of income is as follows:

Year ended December 31,	2009	2010	2011
Income before income taxes	$748	$20,257	$1,037
PRC tax rate	20%	22%	24%
Income tax expense at PRC tax rate on income before income tax	$(150)	$(4,457)	$(249)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(485)	(134)	(221)
Effect of tax exemption	—	—	(1,526)
Effect of change in tax law	364	134	155
Change in valuation allowance	276	672	(428)
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	(363)	(276)	—
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	—	—	(708)
Non-deductible and non-taxable items	(766)	(777)	1,738
(Under) over-provision of income tax expense in prior years	(46)	(69)	1,369
Others	(113)	(344)	(662)

Income tax expense	$(1,283)	$(5,251)	$(532)

No income tax arose in the United States of America in any of the periods presented.